Foreign Activities [Text Block]	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Foreign Activities [Text Block]
30.	FOREIGN ACTIVITIES
Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of MUFG Bank’s and Mitsubishi UFJ Trust and Banking’s head office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group’s foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.

Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group’s foreign operations. The following table sets forth estimated total assets at March 31, 2019, 2020 and 2021, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/ Oceania excluding Japan	Other areas (1)
	(in millions)
Fiscal year ended March 31, 2019:
Total revenue (2)	¥1,886,469	¥1,637,569	¥222,267	¥1,157,946	¥504,372	¥5,408,623
Total expense (3)	2,204,147	1,012,978	173,934	892,729	253,993	4,537,781
Income (loss) before income tax expense (benefit)	(317,678)	624,591	48,333	265,217	250,379	870,842
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(345,148)	573,698	50,877	214,582	224,636	718,645
Total assets at end of fiscal year	194,070,495	49,987,389	21,535,278	27,992,986	11,642,751	305,228,899
Fiscal year ended March 31, 2020:
Total revenue (2)	¥1,596,794	¥2,223,984	¥89,412	¥1,326,426	¥566,222	¥5,802,838
Total expense (3)	2,565,895	1,051,164	218,623	1,174,200	359,736	5,369,618
Income (loss) before income tax expense (benefit)	(969,101)	1,172,820	(129,211)	152,226	206,486	433,220
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(1,001,477)	1,113,913	(140,372)	142,568	191,323	305,955
Total assets at end of fiscal year	207,532,337	60,587,867	19,099,410	30,845,864	13,687,805	331,753,283
Fiscal year ended March 31, 2021:
Total revenue (2)	¥3,348,733	¥741,137	¥356,112	¥1,134,233	¥329,568	¥5,909,783
Total expense (3)	2,316,323	713,441	263,753	889,494	118,430	4,301,441
Income before income tax expense	1,032,410	27,696	92,359	244,739	211,138	1,608,342
Net income (loss) attributable to Mitsubishi UFJ Financial Group	627,138	(231,116)	74,230	366,880	280,166	1,117,298
Total assets at end of fiscal year	240,603,939	49,478,851	21,126,639	31,368,443	11,246,753	353,824,625
Notes:
(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for (reversal of) credit losses and Non-interest expense.

The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2020 and 2021:

	2020	2021
	(in millions)
Cash and due from banks	¥971,870	¥1,090,501
Interest-earning deposits in other banks	12,662,558	12,377,887

Total	¥13,634,428	¥13,468,388

Trading account assets	¥31,374,451	¥28,525,243

Investment securities	¥9,040,512	¥8,694,138

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥53,079,542	¥47,333,878

Deposits	¥49,291,478	¥55,145,437

Funds borrowed:
Call money, funds purchased	¥276,040	¥323,066
Payables under repurchase agreements	13,476,026	10,974,238
Payables under securities lending transactions	176,998	130,380
Other short-term borrowings	4,733,138	3,474,821
Long-term debt	2,733,242	2,421,267

Total	¥21,395,444	¥17,323,772

Trading account liabilities	¥6,575,570	¥5,575,956